Quarterly Report
September 30, 2021
Elfun Income Fund

Elfun Income Fund
Quarterly Report
September 30, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	18

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 95.7% †
U.S. Treasuries - 25.5%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$3,654,000	$3,158,997
1.25%, 05/15/50 (a)	716,000	585,889
2.25%, 08/15/46 (a)	1,602,000	1,654,816
3.00%, 08/15/48 (a)	3,000,000	3,575,625
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23 (a)	4,877,800	4,860,895
0.25%, 07/31/25 (a)	5,871,400	5,759,935
0.50%, 03/15/23 (a)	2,217,000	2,227,479
0.75%, 04/30/26 - 01/31/28 (a)	22,094,000	21,569,208
1.38%, 01/31/22 (a)	7,961,000	7,995,518
1.63%, 05/15/31 (a)	6,568,000	6,645,995
2.63%, 02/15/29 (a)	1,602,000	1,747,181
		59,781,538
Agency Mortgage Backed - 26.4%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	5,694,290	6,039,653
4.50%, 06/01/33 - 02/01/35 (a)	7,732	8,608
5.00%, 07/01/35 (a)	66,654	75,857
5.50%, 01/01/38 - 04/01/39 (a)	111,013	128,124
6.00%, 06/01/33 - 11/01/37 (a)	245,723	283,715
7.00%, 01/01/27 - 08/01/36 (a)	57,811	66,823
7.50%, 11/01/29 - 09/01/33 (a)	6,247	6,984
8.00%, 11/01/30 (a)	2,550	2,875
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	8,984,322	9,309,370
3.50%, 08/01/45 - 01/01/48 (a)	4,672,364	5,059,410
4.00%, 01/01/41 - 01/01/50 (a)	2,855,431	3,106,505
4.50%, 07/01/33 - 12/01/48 (a)	1,438,894	1,592,233
5.00%, 03/01/34 - 05/01/39 (a)	143,947	163,763
5.50%, 12/01/32 - 01/01/39 (a)	380,747	435,231
6.00%, 01/01/29 - 05/01/41 (a)	900,695	1,043,138
6.50%, 08/01/28 - 08/01/36 (a)	46,052	51,140
7.00%, 10/01/32 - 02/01/34 (a)	7,950	8,826
7.50%, 12/01/26 - 03/01/33 (a)	28,312	31,751
8.00%, 06/01/24 - 10/01/31 (a)	7,150	7,785
8.50%, 04/01/30 (a)	1,503	1,802
9.00%, 12/01/22 (a)	155	156
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	2,130	2,182
Federal National Mortgage Assoc. TBA
2.00%, 10/01/36 - 10/01/51 (c)	7,192,051	7,288,642
3.00%, 10/01/51 (c)	10,551,992	11,040,127
	Principal Amount	Fair Value
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	$5,104,813	$5,419,715
3.50%, 08/20/48 (a)	1,111,644	1,176,762
4.00%, 01/20/41 - 04/20/43 (a)	834,186	918,489
4.50%, 08/15/33 - 03/20/41 (a)	377,216	422,710
5.00%, 08/15/33 (a)	21,909	24,339
6.00%, 04/15/27 - 04/15/35 (a)	118,028	135,771
6.50%, 03/15/24 - 09/15/36 (a)	44,757	50,074
7.00%, 11/15/27 - 10/15/36 (a)	31,030	34,931
7.50%, 03/15/23 - 10/15/28 (a)	8,766	9,057
8.00%, 09/15/27 - 06/15/30 (a)	19,902	21,332
Government National Mortgage Assoc. TBA
2.50%, 10/01/51 (c)	2,781,000	2,870,242
3.00%, 10/01/51 (c)	4,962,577	5,184,603
		62,022,725
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (b)(d)	713,706	3,037
2.51%, 07/25/29	745,000	794,265
4.05%, 09/25/28 (b)	300,000	348,954
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	51,729	1,321
5.50%, 06/15/33 (d)	22,034	3,470
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.50%, 08/15/25 (b)(d)**	1,779	—
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	417	397
8.00%, 02/01/23 - 07/01/24 (d)	782	61
Federal National Mortgage Assoc. REMIC
1.10%, 12/25/42 (b)(d)	149,150	4,769
5.00%, 02/25/40 - 09/25/40 (d)	54,217	5,891
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91%, 07/25/38 (b)(d)	23,025	3,039
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46%, 11/25/41 (b)(d)	2,296,876	451,583
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (e)	22,401	20,138
4.50%, 08/25/35 - 01/25/36 (d)	42,079	5,548
5.00%, 03/25/38 - 05/25/38 (d)	25,909	4,761
5.50%, 12/25/33 (d)	7,424	1,460
6.00%, 01/25/35 (d)	28,352	4,483
7.50%, 11/25/23 (d)	1,472	77
8.00%, 08/25/23 - 07/25/24 (d)	1,440	114
8.50%, 07/25/22 (d)**	37	—

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
9.00%, 05/25/22 (d)**	$5	$—
		1,653,368
Asset Backed - 0.9%
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	42,299	42,553
Chase Funding Trust 2004-1
4.99%, 11/25/33 (f)	93,025	93,025
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (g)	487,000	493,087
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	941,000	943,601
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (g)	535,939	538,321
		2,110,587
Corporate Notes - 35.0%
3M Co.
3.13%, 09/19/46 (a)	25,000	25,824
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	329,000	322,374
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	31,400
4.90%, 11/30/46 (a)	66,000	89,345
AbbVie Inc.
2.60%, 11/21/24 (a)	138,000	145,061
2.95%, 11/21/26 (a)	134,000	143,581
3.20%, 05/14/26 - 11/21/29 (a)	184,000	198,295
3.25%, 10/01/22 (a)	80,000	81,740
3.45%, 03/15/22 (a)	198,000	199,778
4.05%, 11/21/39 (a)	57,000	65,476
4.25%, 11/21/49 (a)	83,000	98,270
4.63%, 10/01/42 (a)	9,000	10,865
4.70%, 05/14/45 (a)	19,000	23,453
4.88%, 11/14/48 (a)	14,000	17,943
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	222,000	245,568
AEP Texas Inc.
3.45%, 05/15/51 (a)	139,000	144,143
Aetna Inc.
3.50%, 11/15/24 (a)	64,000	68,817
Aircastle Ltd.
4.25%, 06/15/26 (a)	97,000	105,972
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	217,925
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	244,514
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	57,000	53,756
4.70%, 07/01/30 (a)	28,000	33,213
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (a)	200,000	217,938
Ally Financial Inc.
5.75%, 11/20/25 (a)	47,000	53,727
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	72,000	70,512
4.00%, 02/04/61 (a)	26,000	25,015
4.25%, 08/09/42 (a)	6,000	6,240
4.45%, 05/06/50 (a)	36,000	37,949
4.50%, 05/02/43 (a)	28,000	30,028
	Principal Amount	Fair Value
Amazon.com Inc.
1.50%, 06/03/30 (a)	$42,000	$40,827
2.50%, 06/03/50 (a)	49,000	45,989
2.70%, 06/03/60 (a)	39,000	36,692
2.88%, 05/12/41 (a)	84,000	86,456
3.15%, 08/22/27 (a)	21,000	23,088
3.25%, 05/12/61 (a)	63,000	66,900
4.05%, 08/22/47 (a)	22,000	26,674
4.25%, 08/22/57 (a)	14,000	17,784
Ameren Corp.
2.50%, 09/15/24 (a)	197,000	205,853
3.65%, 02/15/26 (a)	37,000	40,212
America Movil SAB de C.V.
3.13%, 07/16/22 (a)	205,000	209,315
4.38%, 04/22/49 (a)	200,000	244,970
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	32,000	34,730
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	45,000	44,825
3.25%, 03/01/50 (a)	39,000	38,995
American International Group Inc.
4.25%, 03/15/29 (a)	55,000	62,961
4.50%, 07/16/44 (a)	57,000	69,596
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	14,000	16,071
American Tower Corp.
1.50%, 01/31/28 (a)	155,000	150,328
2.90%, 01/15/30 (a)	56,000	58,285
3.70%, 10/15/49 (a)	32,000	34,574
3.80%, 08/15/29 (a)	67,000	74,190
American Water Capital Corp.
2.95%, 09/01/27 (a)	43,000	46,252
Amgen Inc.
2.00%, 01/15/32	291,000	280,568
2.45%, 02/21/30 (a)	26,000	26,570
3.00%, 01/15/52	97,000	93,672
3.15%, 02/21/40 (a)	94,000	95,820
3.38%, 02/21/50 (a)	25,000	25,862
4.56%, 06/15/48 (a)	49,000	60,547
4.66%, 06/15/51 (a)	14,000	17,673
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	92,000	100,953
4.70%, 02/01/36 (a)	26,000	31,430
4.90%, 02/01/46 (a)	58,000	72,028
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	62,000	67,930
4.00%, 04/13/28 (a)	15,000	16,928
4.35%, 06/01/40 (a)	61,000	71,106
4.38%, 04/15/38 (a)	88,000	102,733
4.50%, 06/01/50 (a)	48,000	57,430
4.60%, 04/15/48 (a)	33,000	39,505
4.75%, 04/15/58 (a)	29,000	35,595
5.55%, 01/23/49 (a)	60,000	81,233
Anthem Inc.
2.88%, 09/15/29 (a)	32,000	33,695
3.30%, 01/15/23 (a)	63,000	65,351
3.60%, 03/15/51 (a)	34,000	37,133

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.70%, 09/15/49 (a)	$32,000	$35,192
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	97,000	93,606
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	95,000	95,933
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	85,000	88,625
Apple Inc.
2.20%, 09/11/29 (a)	45,000	46,323
2.65%, 02/08/51 (a)	94,000	90,448
2.80%, 02/08/61 (a)	66,000	63,466
2.95%, 09/11/49 (a)	39,000	39,626
3.35%, 02/09/27 (a)	22,000	24,247
3.45%, 02/09/45 (a)	86,000	95,027
3.85%, 08/04/46 (a)	60,000	70,043
Applied Materials Inc.
4.35%, 04/01/47 (a)	36,000	44,855
Aptiv PLC
4.40%, 10/01/46 (a)	25,000	29,523
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	32,000	34,049
Ares Capital Corp.
2.88%, 06/15/28 (a)	212,000	215,214
3.25%, 07/15/25 (a)	451,000	473,794
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	104,000	110,583
Ascension Health
4.85%, 11/15/53 (a)	74,000	105,187
Ashtead Capital Inc.
1.50%, 08/12/26 (g)	200,000	197,734
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	135,000	135,799
AstraZeneca PLC
3.00%, 05/28/51 (a)	63,000	64,934
4.00%, 01/17/29 (a)	21,000	23,985
4.38%, 08/17/48 (a)	11,000	13,929
AT&T Inc.
1.70%, 03/25/26 (a)	372,000	376,817
2.30%, 06/01/27 (a)	94,000	97,363
2.75%, 06/01/31 (a)	191,000	196,153
3.30%, 02/01/52 (a)	208,000	200,310
3.85%, 06/01/60 (a)	87,000	90,032
4.35%, 03/01/29 (a)	68,000	77,974
4.50%, 05/15/35 (a)	64,000	74,874
4.55%, 03/09/49 (a)	32,000	37,239
4.75%, 05/15/46 (a)	20,000	23,890
4.80%, 06/15/44 (a)	50,000	59,557
4.85%, 03/01/39 (a)	52,000	62,312
5.25%, 03/01/37 (a)	44,000	54,476
5.35%, 12/15/43 (a)	36,000	44,659
5.45%, 03/01/47 (a)	53,000	69,154
Athene Holding Ltd.
4.13%, 01/12/28 (a)	41,000	45,536
6.15%, 04/03/30 (a)	94,000	118,438
Avangrid Inc.
3.15%, 12/01/24 (a)	95,000	101,226
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	139,000	141,699
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	3,238
	Principal Amount	Fair Value
4.18%, 11/25/27 (a)	$118,000	$131,469
4.25%, 10/22/26 (a)	93,000	104,730
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	212,000	211,818
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	176,000	179,527
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	80,000	80,661
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	35,000	37,398
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	45,000	48,811
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	94,000	102,249
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	126,000	138,458
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	77,000	89,412
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	60,000	70,110
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	19,000	21,544
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	127,000	129,832
Barclays PLC
4.84%, 05/09/28 (a)	200,000	226,320
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	9,000	12,174
BAT Capital Corp.
2.73%, 03/25/31 (a)	93,000	91,660
4.39%, 08/15/37 (a)	64,000	68,345
4.54%, 08/15/47 (a)	28,000	29,172
4.70%, 04/02/27 (a)	59,000	66,619
4.91%, 04/02/30 (a)	62,000	71,071
BAT International Finance PLC
1.67%, 03/25/26 (a)	59,000	59,030
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	14,000	13,863
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	47,000	51,963

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.67%, 06/06/47 (a)	$10,000	$12,452
4.69%, 12/15/44 (a)	7,000	8,688
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	21,000	22,892
3.70%, 07/15/30 (a)	70,000	78,801
3.80%, 07/15/48 (a)	24,000	27,089
4.25%, 10/15/50 (a)	62,000	75,040
6.13%, 04/01/36 (a)	12,000	16,612
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	63,000	60,647
2.85%, 10/15/50 (a)	47,000	46,161
4.25%, 01/15/49 (a)	36,000	44,192
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	177,000	185,785
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	14,000	18,631
Biogen Inc.
2.25%, 05/01/30 (a)	29,000	28,806
3.15%, 05/01/50 (a)	16,000	15,366
Block Financial LLC
2.50%, 07/15/28 (a)	90,000	91,118
3.88%, 08/15/30 (a)	29,000	31,543
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	60,000	68,647
Boston Scientific Corp.
4.70%, 03/01/49 (a)	24,000	30,591
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	74,000	71,256
3.02%, 01/16/27 (a)	76,000	81,664
3.38%, 02/08/61 (a)	104,000	103,470
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	134,000	142,903
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	94,000	103,212
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	65,000	62,280
2.35%, 11/13/40 (a)	35,000	33,235
3.20%, 06/15/26 (a)	48,000	52,334
3.40%, 07/26/29 (a)	60,000	66,494
4.13%, 06/15/39 (a)	47,000	56,143
4.25%, 10/26/49 (a)	47,000	58,317
4.35%, 11/15/47 (a)	2,000	2,490
4.55%, 02/20/48 (a)	16,000	20,528
5.00%, 08/15/45 (a)	15,000	20,159
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	126,000	127,138
3.90%, 03/15/27 (a)	29,000	31,752
Broadcom Inc.
3.14%, 11/15/35	38,000	37,881
3.19%, 11/15/36	4,000	3,994
3.42%, 04/15/33 (a)(g)	83,000	86,015
3.47%, 04/15/34 (a)(g)	12,000	12,409
4.15%, 11/15/30 (a)	91,000	100,914
4.30%, 11/15/32 (a)	62,000	69,398
Brown-Forman Corp.
4.00%, 04/15/38 (a)	10,000	11,665
	Principal Amount	Fair Value
Brunswick Corp.
2.40%, 08/18/31	$295,000	$284,374
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	16,000	17,668
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	57,000	69,273
4.55%, 09/01/44 (a)	83,000	104,502
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	13,000	13,871
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	43,000	47,079
4.95%, 06/01/47 (a)	11,000	13,623
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	217,000	236,291
Capital One Financial Corp.
3.75%, 07/28/26 (a)	107,000	117,457
Cardinal Health Inc.
3.08%, 06/15/24 (a)	24,000	25,352
Carlisle Cos. Inc.
2.20%, 03/01/32	242,000	235,079
Carrier Global Corp.
2.72%, 02/15/30 (a)	59,000	61,002
3.58%, 04/05/50 (a)	59,000	62,634
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	89,000	96,475
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (a)(g)	209,000	225,580
Cenovus Energy Inc.
2.65%, 01/15/32	65,000	63,832
3.75%, 02/15/52	75,000	73,140
Centene Corp.
3.38%, 02/15/30 (a)	127,000	131,450
4.25%, 12/15/27 (a)	370,000	387,227
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	99,000	101,144
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	85,000	83,659
3.70%, 04/01/51 (a)	127,000	122,955
4.80%, 03/01/50 (a)	127,000	143,057
5.05%, 03/30/29 (a)	34,000	39,707
5.75%, 04/01/48 (a)	36,000	45,535
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	177,000	199,916
7.00%, 06/30/24 (a)	282,000	318,623
Chevron Corp.
2.24%, 05/11/30 (a)	31,000	31,784
2.98%, 05/11/40 (a)	45,000	46,452
3.08%, 05/11/50 (a)	34,000	35,211
Chevron USA Inc.
3.85%, 01/15/28 (a)	114,000	128,747
3.90%, 11/15/24 (a)	32,000	34,946
4.20%, 10/15/49 (a)	32,000	38,924
5.05%, 11/15/44 (a)	11,000	14,680
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	66,000	70,689
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	44,000	55,317

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Cigna Corp.
2.40%, 03/15/30 (a)	$57,000	$57,959
3.25%, 04/15/25 (a)	53,000	56,659
3.40%, 03/01/27 - 03/15/51 (a)	84,000	88,890
3.75%, 07/15/23 (a)	18,000	19,025
3.88%, 10/15/47 (a)	13,000	14,374
4.13%, 11/15/25 (a)	81,000	89,976
4.38%, 10/15/28 (a)	23,000	26,581
4.80%, 08/15/38 (a)	21,000	25,701
4.90%, 12/15/48 (a)	11,000	14,040
Cisco Systems Inc.
5.90%, 02/15/39 (a)	32,000	46,255
Citigroup Inc.
4.13%, 07/25/28 (a)	281,000	313,835
4.45%, 09/29/27 (a)	15,000	17,060
4.65%, 07/23/48 (a)	86,000	111,125
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	93,000	93,355
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	458,000	466,972
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	95,000	96,089
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	53,000	54,034
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	45,000	47,331
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	28,000	32,016
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	94,000	96,392
CME Group Inc.
3.75%, 06/15/28 (a)	27,000	30,541
CMS Energy Corp.
4.88%, 03/01/44 (a)	102,000	130,673
CNA Financial Corp.
3.45%, 08/15/27 (a)	20,000	21,959
3.90%, 05/01/29 (a)	58,000	64,724
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	143,000	146,215
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	423,000	456,747
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	59,000	78,561
Comcast Corp.
2.65%, 08/15/62 (a)	46,000	40,703
2.80%, 01/15/51 (a)	54,000	51,035
2.94%, 11/01/56 (g)	38,000	36,066
2.99%, 11/01/63 (g)	47,000	44,062
3.10%, 04/01/25 (a)	76,000	81,306
3.20%, 07/15/36 (a)	57,000	60,682
3.25%, 11/01/39 (a)	77,000	81,426
	Principal Amount	Fair Value
3.45%, 02/01/50 (a)	$45,000	$47,814
3.97%, 11/01/47 (a)	67,000	76,383
4.15%, 10/15/28 (a)	54,000	62,142
CommonSpirit Health
4.35%, 11/01/42	130,000	148,879
Conagra Brands Inc.
5.30%, 11/01/38 (a)	25,000	31,774
5.40%, 11/01/48 (a)	17,000	22,763
ConocoPhillips
4.30%, 08/15/28 (a)(g)	45,000	51,786
4.88%, 10/01/47 (a)(g)	29,000	37,616
ConocoPhillips Co.
4.30%, 11/15/44 (a)	56,000	67,184
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	54,000	57,137
3.35%, 04/01/30 (a)	26,000	28,450
3.88%, 06/15/47 (a)	30,000	33,399
3.95%, 04/01/50 (a)	42,000	48,024
Constellation Brands Inc.
3.15%, 08/01/29 (a)	127,000	135,933
3.70%, 12/06/26 (a)	56,000	61,863
4.50%, 05/09/47 (a)	45,000	53,695
Continental Resources Inc.
3.80%, 06/01/24 (a)	471,000	495,049
4.50%, 04/15/23 (a)	254,000	262,994
Corning Inc.
4.38%, 11/15/57 (a)	30,000	36,104
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(g)	130,000	119,764
Corporate Office Properties LP
2.00%, 01/15/29	105,000	102,835
2.25%, 03/15/26 (a)	86,000	88,049
2.75%, 04/15/31 (a)	53,000	53,575
Crown Castle International Corp.
3.30%, 07/01/30 (a)	174,000	185,501
4.15%, 07/01/50 (a)	26,000	29,517
5.20%, 02/15/49 (a)	40,000	51,795
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	96,000	120,258
CubeSmart LP
4.38%, 02/15/29 (a)	83,000	94,569
Cummins Inc.
1.50%, 09/01/30 (a)	64,000	61,116
2.60%, 09/01/50 (a)	64,000	59,741
CVS Health Corp.
3.00%, 08/15/26 (a)	64,000	68,703
3.25%, 08/15/29 (a)	51,000	54,841
3.63%, 04/01/27 (a)	60,000	66,188
3.75%, 04/01/30 (a)	44,000	48,895
3.88%, 07/20/25 (a)	32,000	35,041
4.25%, 04/01/50 (a)	31,000	36,676
4.30%, 03/25/28 (a)	4,000	4,561
4.78%, 03/25/38 (a)	35,000	42,841
5.00%, 12/01/24 (a)	73,000	81,552
5.13%, 07/20/45 (a)	36,000	46,371
5.30%, 12/05/43 (a)	64,000	84,074
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	104,000	112,514
5.45%, 06/15/23 (a)	46,000	49,371
6.02%, 06/15/26 (a)	15,000	17,890

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
8.35%, 07/15/46 (a)	$11,000	$17,963
Deutsche Bank AG
3.30%, 11/16/22 (a)	205,000	211,373
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	203,463
Devon Energy Corp.
5.00%, 06/15/45 (a)	21,000	24,642
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	56,000	58,392
3.25%, 11/15/39 (a)	32,000	34,181
3.40%, 11/15/49 (a)	14,000	15,141
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	110,000	115,402
3.13%, 03/24/31 (a)	86,000	89,173
3.25%, 12/01/26 (a)	54,000	57,720
3.50%, 12/01/29 (a)	45,000	48,140
4.40%, 03/24/51 (a)	34,000	38,552
Digital Realty Trust LP
3.60%, 07/01/29 (a)	100,000	109,609
Discover Bank
2.70%, 02/06/30 (a)	250,000	259,262
Discovery Communications LLC
2.95%, 03/20/23 (a)	117,000	121,025
3.95%, 03/20/28 (a)	37,000	41,000
4.95%, 05/15/42 (a)	11,000	12,996
5.00%, 09/20/37 (a)	14,000	16,820
Dollar General Corp.
3.50%, 04/03/30 (a)	38,000	41,807
4.13%, 04/03/50 (a)	55,000	64,190
Dollar Tree Inc.
4.00%, 05/15/25 (a)	63,000	68,876
Dominion Energy Inc.
3.07%, 08/15/24 (a)(f)	81,000	85,667
3.38%, 04/01/30 (a)	94,000	101,879
Dover Corp.
2.95%, 11/04/29 (a)	63,000	66,987
DTE Energy Co.
2.85%, 10/01/26 (a)	27,000	28,602
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	35,000	40,409
Duke Energy Corp.
2.55%, 06/15/31 (a)	142,000	144,231
3.30%, 06/15/41 (a)	127,000	129,827
3.50%, 06/15/51 (a)	127,000	131,056
3.75%, 09/01/46 (a)	179,000	191,106
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	130,000	138,843
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	39,000	46,151
Duke Realty LP
3.05%, 03/01/50 (a)	26,000	25,566
3.25%, 06/30/26 (a)	28,000	30,179
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	16,000	21,945
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	80,000	86,467
Eastman Chemical Co.
4.65%, 10/15/44 (a)	62,000	74,296
Eaton Corp.
3.10%, 09/15/27 (a)	32,000	34,672
Ecolab Inc.
1.30%, 01/30/31 (a)	63,000	59,247
	Principal Amount	Fair Value
Edison International
4.95%, 04/15/25 (a)	$148,000	$163,207
5.75%, 06/15/27 (a)	19,000	21,881
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	45,000	45,773
Electronic Arts Inc.
1.85%, 02/15/31 (a)	77,000	74,457
Emera US Finance LP
2.64%, 06/15/31 (a)(g)	139,000	139,667
Emerson Electric Co.
1.80%, 10/15/27 (a)	40,000	40,692
2.75%, 10/15/50 (a)	34,000	33,044
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	94,000	92,300
1.78%, 03/17/31 (a)(g)	72,000	69,163
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	8,000	10,240
Enbridge Inc.
1.60%, 10/04/26	260,000	261,089
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	159,000	179,592
Enel Finance International N.V.
3.63%, 05/25/27 (a)(g)	273,000	302,053
Energy Transfer LP
4.25%, 03/15/23 (a)	84,000	87,540
4.50%, 04/15/24 (a)	56,000	60,594
4.95%, 06/15/28 (a)	19,000	21,823
5.30%, 04/01/44 - 04/15/47 (a)	105,000	122,439
5.35%, 05/15/45 (a)	84,000	98,034
6.13%, 12/15/45 (a)	12,000	15,272
6.50%, 02/01/42 (a)	53,000	69,007
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	285,000	292,561
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	39,000	41,533
Enstar Group Ltd.
3.10%, 09/01/31	90,000	88,645
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	76,000	86,106
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	28,000	29,270
EOG Resources Inc.
4.15%, 01/15/26 (a)	5,000	5,580
4.38%, 04/15/30 (a)	61,000	71,217
4.95%, 04/15/50 (a)	32,000	42,325
5.10%, 01/15/36 (a)	21,000	25,748
Equinix Inc.
1.25%, 07/15/25 (a)	119,000	118,630
2.15%, 07/15/30 (a)	90,000	88,038
Equinor ASA
3.25%, 11/18/49 (a)	50,000	52,701
ERP Operating LP
4.50%, 07/01/44 (a)	25,000	31,311
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	240,000	234,430

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Eversource Energy
3.45%, 01/15/50 (a)	$60,000	$62,898
Exelon Corp.
3.50%, 06/01/22 (a)	68,000	69,190
4.05%, 04/15/30 (a)	94,000	106,407
4.45%, 04/15/46 (a)	62,000	74,932
4.70%, 04/15/50	62,000	78,266
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	101,000	105,785
3.45%, 04/15/51 (a)	101,000	108,021
FedEx Corp.
4.10%, 02/01/45 (a)	124,000	139,002
Fidelity National Financial Inc.
3.20%, 09/17/51	150,000	143,101
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	78,000	77,334
1.65%, 03/01/28 (a)	70,000	69,084
3.10%, 03/01/41 (a)	17,000	17,206
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	84,000	98,214
Fiserv Inc.
3.50%, 07/01/29 (a)	25,000	27,227
4.40%, 07/01/49 (a)	25,000	29,874
Florida Power & Light Co.
2.85%, 04/01/25 (a)	163,000	173,002
4.13%, 02/01/42 (a)	43,000	51,840
Flowers Foods Inc.
2.40%, 03/15/31 (a)	74,000	73,799
Flowserve Corp.
2.80%, 01/15/32	150,000	148,515
Ford Motor Co.
4.35%, 12/08/26 (a)	54,000	57,588
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	237,000	241,072
3.22%, 01/09/22 (a)	215,000	216,041
3.34%, 03/28/22 (a)	200,000	201,462
Fox Corp.
3.50%, 04/08/30 (a)	63,000	68,630
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	114,000	114,754
General Dynamics Corp.
4.25%, 04/01/50 (a)	45,000	56,861
General Mills Inc.
3.00%, 02/01/51 (a)(g)	41,000	40,943
General Motors Co.
5.20%, 04/01/45 (a)	8,000	9,721
5.40%, 10/02/23 - 04/01/48 (a)	41,000	47,441
6.13%, 10/01/25 (a)	122,000	142,993
6.80%, 10/01/27 (a)	49,000	61,206
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	144,000	142,268
2.35%, 01/08/31 (a)	61,000	59,784
3.45%, 01/14/22 - 04/10/22 (a)	286,000	288,282
4.20%, 11/06/21 (a)	346,000	347,166
5.25%, 03/01/26 (a)	47,000	53,706
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	162,000	165,720
3.60%, 03/01/25 (a)(g)	261,000	281,650
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	36,000	34,600
2.60%, 10/01/40 (a)	45,000	42,843
	Principal Amount	Fair Value
2.80%, 10/01/50 (a)	$67,000	$63,485
2.95%, 03/01/27 (a)	8,000	8,598
3.50%, 02/01/25 (a)	29,000	31,205
3.65%, 03/01/26 (a)	27,000	29,573
4.15%, 03/01/47 (a)	26,000	30,459
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	76,000	79,715
3.63%, 05/15/25 (a)	71,000	77,556
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	70,000	77,018
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	174,000	180,716
4.95%, 11/15/21 (a)(g)	65,000	65,323
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	79,000	82,486
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	137,000	136,908
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	223,000	227,429
2.60%, 10/15/25 (a)(g)	147,000	150,865
Grupo Televisa SAB
5.00%, 05/13/45 (a)	204,000	244,802
Halliburton Co.
3.80%, 11/15/25 (a)	4,000	4,380
5.00%, 11/15/45 (a)	29,000	34,714
HCA Inc.
3.50%, 09/01/30 - 07/15/51 (a)	339,000	352,582
5.38%, 02/01/25 (a)	195,000	217,872
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	89,000	88,978
3.20%, 06/01/50 (a)(g)	33,000	33,961
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	49,000	47,078
Helmerich & Payne Inc.
2.90%, 09/29/31 (g)	50,000	50,145
Hess Corp.
5.60%, 02/15/41 (a)	11,000	13,673
5.80%, 04/01/47 (a)	8,000	10,403
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	12,000	16,163
Highwoods Realty LP
4.13%, 03/15/28 (a)	35,000	39,018
4.20%, 04/15/29 (a)	87,000	97,430
Honeywell International Inc.
1.75%, 09/01/31	133,000	129,493
2.70%, 08/15/29 (a)	3,000	3,186
Hormel Foods Corp.
1.80%, 06/11/30 (a)	127,000	124,998
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	329,789
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	200,000	199,652
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	466,349

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	$465,000	$510,300
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	205,000	231,176
Humana Inc.
1.35%, 02/03/27	155,000	152,833
2.15%, 02/03/32	80,000	78,107
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	126,000	130,239
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (g)	242,000	238,835
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	241,000	237,154
3.10%, 04/05/22 (a)(g)	53,000	53,667
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	264,000	277,443
3.50%, 02/11/23 - 07/26/26 (a)(g)	490,000	513,123
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	63,000	65,690
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06%, 04/01/27 (b)	470,000	474,987
Ingredion Inc.
3.90%, 06/01/50 (a)	31,000	34,951
Intel Corp.
2.00%, 08/12/31	97,000	96,391
2.45%, 11/15/29 (a)	126,000	131,308
2.80%, 08/12/41	110,000	109,641
2.88%, 05/11/24 (a)	16,000	16,924
3.10%, 02/15/60 (a)	57,000	56,000
3.20%, 08/12/61	50,000	50,549
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	32,000	30,244
2.65%, 09/15/40 (a)	32,000	30,627
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	278,168
4.15%, 05/15/39 (a)	150,000	176,820
4.25%, 05/15/49 (a)	150,000	181,834
International Paper Co.
4.40%, 08/15/47 (a)	45,000	54,810
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	227,000	243,210
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	158,000	165,965
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(g)	250,000	244,990
Jabil Inc.
3.95%, 01/12/28 (a)	42,000	46,282
Jefferies Group LLC
5.13%, 01/20/23 (a)	53,000	56,051
John Deere Capital Corp.
2.45%, 01/09/30 (a)	157,000	163,288
Johnson & Johnson
3.63%, 03/03/37 (a)	30,000	34,570
	Principal Amount	Fair Value
Johnson Controls International PLC
4.50%, 02/15/47 (a)	$16,000	$19,707
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	175,000	175,324
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	104,000	108,297
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	85,000	88,275
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	37,000	42,284
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	70,000	80,587
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	106,000	117,016
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	40,000	44,747
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	44,000	51,252
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	153,000	178,592
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	179,000	183,112
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	138,000	149,963
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	86,000	87,836
3.27%, 11/01/49 (a)	154,000	164,369
Kansas City Southern
3.50%, 05/01/50	48,000	50,358
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	71,000	76,324
3.80%, 05/01/50 (a)	53,000	59,636
4.50%, 11/15/45 (a)	26,000	31,564
4.60%, 05/25/28 (a)	8,000	9,281
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	9,000	10,286
5.00%, 03/01/43 (a)	25,000	29,713
6.38%, 03/01/41 (a)	25,000	34,181

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	$24,000	$29,029
KLA Corp.
3.30%, 03/01/50 (a)	63,000	66,396
4.65%, 11/01/24 (a)	89,000	98,245
Kohl's Corp.
3.38%, 05/01/31 (a)	158,000	162,958
5.55%, 07/17/45 (a)	59,000	70,233
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	46,000	50,983
Lear Corp.
4.25%, 05/15/29 (a)	40,000	44,704
Leidos Inc.
2.95%, 05/15/23 (a)	180,000	186,345
3.63%, 05/15/25 (a)	51,000	55,064
4.38%, 05/15/30 (a)	126,000	142,624
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	30,000	33,272
Life Storage LP
2.20%, 10/15/30 (a)	87,000	86,179
Lincoln National Corp.
4.35%, 03/01/48 (a)	32,000	38,104
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	200,000	207,420
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	29,000	31,864
4.50%, 05/15/36 (a)	57,000	70,537
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	39,000	37,867
1.70%, 10/15/30 (a)	30,000	28,706
3.00%, 10/15/50 (a)	59,000	57,471
3.50%, 04/01/51 (a)	69,000	73,403
3.70%, 04/15/46 (a)	10,000	10,903
4.05%, 05/03/47 (a)	36,000	41,170
Lowe's Cos. Inc.
1.70%, 09/15/28	195,000	193,317
LYB International Finance II BV
3.50%, 03/02/27 (a)	11,000	11,991
LYB International Finance III LLC
1.25%, 10/01/25 (a)	45,000	44,915
3.63%, 04/01/51 (a)	60,000	62,680
3.80%, 10/01/60 (a)	29,000	30,209
Marvell Technology Inc.
1.65%, 04/15/26 (a)(g)	187,000	187,316
2.45%, 04/15/28 (a)(g)	139,000	141,688
2.95%, 04/15/31 (a)(g)	77,000	78,886
Masco Corp.
3.50%, 11/15/27 (a)	11,000	11,997
McCormick & Company Inc.
1.85%, 02/15/31 (a)	42,000	40,567
3.25%, 11/15/25 (a)	464,000	498,545
McDonald's Corp.
3.60%, 07/01/30 (a)	94,000	104,566
3.63%, 09/01/49 (a)	19,000	20,745
4.88%, 12/09/45 (a)	24,000	30,664
Medtronic Inc.
4.63%, 03/15/45 (a)	8,000	10,435
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	104,000	129,965
	Principal Amount	Fair Value
Merck & Company Inc.
2.45%, 06/24/50 (a)	$80,000	$74,364
2.75%, 02/10/25 (a)	48,000	50,804
4.00%, 03/07/49 (a)	20,000	23,971
MetLife Inc.
4.72%, 12/15/44 (a)	39,000	50,250
Microchip Technology Inc.
2.67%, 09/01/23 (a)	456,000	472,881
Micron Technology Inc.
2.50%, 04/24/23 (a)	128,000	131,773
Microsoft Corp.
2.40%, 08/08/26 (a)	44,000	46,750
2.68%, 06/01/60 (a)	20,000	19,432
2.92%, 03/17/52 (a)	137,000	142,527
3.04%, 03/17/62 (a)	47,000	49,470
3.45%, 08/08/36 (a)	16,000	18,337
3.50%, 02/12/35 (a)	38,000	43,805
Mid-America Apartments LP
2.88%, 09/15/51	95,000	91,262
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	20,000	22,135
Morgan Stanley
3.70%, 10/23/24 (a)	26,000	28,204
3.95%, 04/23/27 (a)	86,000	95,647
4.35%, 09/08/26 (a)	126,000	142,083
4.38%, 01/22/47 (a)	37,000	46,007
5.00%, 11/24/25 (a)	373,000	426,216
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (b)	388,000	379,514
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	83,000	80,441
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	80,000	88,182
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	39,000	44,878
MPLX LP
2.65%, 08/15/30 (a)	74,000	74,345
3.38%, 03/15/23 (a)	30,000	31,138
5.20%, 12/01/47 (a)	20,000	24,144
Mylan Inc.
5.20%, 04/15/48 (a)	28,000	34,261
National Retail Properties Inc.
4.00%, 11/15/25 (a)	55,000	60,673
NewMarket Corp.
2.70%, 03/18/31 (a)	62,000	62,050
Newmont Corp.
4.88%, 03/15/42 (a)	41,000	51,361
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	106,000	113,868
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	56,000	65,493
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	126,000	129,421

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
NIKE Inc.
3.38%, 03/27/50 (a)	$28,000	$31,339
NiSource Inc.
3.60%, 05/01/30 (a)	65,000	71,335
3.95%, 03/30/48 (a)	16,000	18,199
Nordstrom Inc.
4.00%, 03/15/27 (a)	212,000	218,812
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	40,000	45,995
NOV Inc.
3.60%, 12/01/29 (a)	94,000	98,921
Novant Health Inc.
3.32%, 11/01/61 (a)	63,000	66,499
Novartis Capital Corp.
2.20%, 08/14/30 (a)	94,000	96,436
3.00%, 11/20/25 (a)	6,000	6,452
Nucor Corp.
3.95%, 05/01/28 (a)	46,000	51,675
Nutrien Ltd.
4.90%, 06/01/43 (a)	39,000	49,051
NVIDIA Corp.
2.85%, 04/01/30 (a)	29,000	31,076
3.50%, 04/01/50 (a)	44,000	48,976
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (a)(g)	121,000	121,945
2.70%, 05/01/25 (a)(g)	90,000	94,098
3.25%, 05/11/41 (a)(g)	92,000	95,205
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	57,000	58,047
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	54,000	58,352
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	14,000	16,203
ONEOK Inc.
4.35%, 03/15/29 (a)	57,000	64,234
Oracle Corp.
1.65%, 03/25/26 (a)	118,000	119,666
2.30%, 03/25/28 (a)	42,000	42,969
2.40%, 09/15/23 (a)	30,000	31,040
2.65%, 07/15/26 (a)	60,000	63,268
2.88%, 03/25/31 (a)	63,000	64,923
2.95%, 04/01/30 (a)	94,000	98,326
3.60%, 04/01/50 (a)	62,000	62,066
3.65%, 03/25/41 (a)	67,000	69,653
3.80%, 11/15/37 (a)	13,000	13,958
3.95%, 03/25/51 (a)	67,000	70,980
4.00%, 07/15/46 - 11/15/47 (a)	82,000	86,997
4.10%, 03/25/61 (a)	81,000	86,664
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	110,000	113,609
2.57%, 02/15/30 (a)	39,000	40,032
3.36%, 02/15/50 (a)	36,000	37,680
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	439,000	486,522
Owens Corning
4.40%, 01/30/48 (a)	23,000	26,886
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	54,000	52,692
2.50%, 02/01/31 (a)	94,000	89,416
3.00%, 06/15/28 (a)	90,000	90,778
3.30%, 08/01/40 (a)	94,000	86,747
3.50%, 08/01/50 (a)	39,000	35,443
4.30%, 03/15/45 (a)	60,000	59,183
	Principal Amount	Fair Value
PacifiCorp
2.70%, 09/15/30 (a)	$57,000	$59,411
2.90%, 06/15/52 (a)	139,000	134,901
6.25%, 10/15/37 (a)	2,000	2,832
Packaging Corp. of America
3.05%, 10/01/51	85,000	83,925
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	55,000	59,149
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	127,000	133,566
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	83,000	88,683
3.25%, 06/01/50 (a)	45,000	48,358
PepsiCo Inc.
1.63%, 05/01/30 (a)	59,000	57,898
2.63%, 07/29/29 (a)	81,000	85,918
3.45%, 10/06/46 (a)	20,000	22,099
Pfizer Inc.
2.70%, 05/28/50 (a)	114,000	112,301
3.45%, 03/15/29 (a)	25,000	27,787
3.60%, 09/15/28 (a)	61,000	68,542
3.90%, 03/15/39 (a)	34,000	39,758
4.13%, 12/15/46 (a)	27,000	32,893
4.40%, 05/15/44 (a)	11,000	13,758
Philip Morris International Inc.
1.50%, 05/01/25 (a)	69,000	70,014
2.10%, 05/01/30 (a)	31,000	30,848
3.38%, 08/15/29 (a)	43,000	47,127
4.13%, 03/04/43 (a)	24,000	26,850
Phillips 66
2.15%, 12/15/30 (a)	320,000	312,349
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	169,000	176,270
3.75%, 03/01/28 (a)	16,000	17,351
4.68%, 02/15/45 (a)	32,000	36,883
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	96,000	94,826
2.15%, 01/15/31 (a)	54,000	52,440
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	75,000	78,880
3.65%, 06/01/22 (a)	125,000	126,660
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	67,000	71,395
Precision Castparts Corp.
4.38%, 06/15/45 (a)	39,000	47,311
Prospect Capital Corp.
3.36%, 11/15/26 (a)	113,000	114,750
Prudential Financial Inc.
3.94%, 12/07/49 (a)	63,000	74,079
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	57,000	66,522
Public Service Company of Colorado
3.70%, 06/15/28 (a)	56,000	62,499
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	128,000	131,524
PVH Corp.
4.63%, 07/10/25 (a)	177,000	194,847

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
QUALCOMM Inc.
1.30%, 05/20/28 (a)	$19,000	$18,574
4.30%, 05/20/47 (a)	11,000	13,672
Quanta Services Inc.
2.35%, 01/15/32	105,000	102,808
3.05%, 10/01/41	115,000	111,179
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	24,000	25,351
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	31,000	31,308
Raytheon Technologies Corp.
1.90%, 09/01/31	120,000	116,486
2.82%, 09/01/51	145,000	138,284
3.13%, 05/04/27 (a)	95,000	103,083
3.50%, 03/15/27 (a)	33,000	36,232
3.95%, 08/16/25 (a)	30,000	33,046
4.15%, 05/15/45 (a)	36,000	42,068
4.45%, 11/16/38 (a)	29,000	35,114
Realty Income Corp.
3.00%, 01/15/27 (a)	17,000	18,203
3.25%, 01/15/31 (a)	59,000	64,011
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	111,000	105,481
Regions Financial Corp.
1.80%, 08/12/28	242,000	239,287
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	56,000	54,737
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,410
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	24,000	28,952
Rockwell Automation Inc.
2.80%, 08/15/61	35,000	33,403
4.20%, 03/01/49 (a)	43,000	53,095
Rogers Communications Inc.
5.00%, 03/15/44 (a)	16,000	19,719
Roper Technologies Inc.
2.95%, 09/15/29 (a)	64,000	67,847
Ross Stores Inc.
4.70%, 04/15/27 (a)	22,000	25,275
Royalty Pharma PLC
0.75%, 09/02/23	71,000	71,226
1.20%, 09/02/25	95,000	94,341
1.75%, 09/02/27	47,000	46,782
2.15%, 09/02/31 (a)	80,000	77,037
2.20%, 09/02/30	19,000	18,609
3.30%, 09/02/40	11,000	10,994
3.35%, 09/02/51 (a)	85,000	80,586
RPM International Inc.
3.75%, 03/15/27 (a)	26,000	28,446
Ryder System Inc.
2.90%, 12/01/26 (a)	165,000	175,562
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	28,000	31,281
4.50%, 05/15/30 (a)	36,000	41,530
5.00%, 03/15/27 (a)	11,000	12,661
5.88%, 06/30/26 (a)	121,000	142,294
Salesforce.com Inc.
1.95%, 07/15/31 (a)	139,000	138,483
2.70%, 07/15/41 (a)	104,000	103,629
2.90%, 07/15/51 (a)	96,000	96,065
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	200,000	222,590
	Principal Amount	Fair Value
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	$254,000	$273,649
4.38%, 04/16/49 (a)(g)	254,000	289,215
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	50,000	55,212
Sealed Air Corp.
1.57%, 10/15/26 (g)	450,000	447,696
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	25,000	32,013
Sempra Energy
3.80%, 02/01/38 (a)	16,000	17,711
4.00%, 02/01/48 (a)	22,000	24,581
Shell International Finance BV
2.38%, 08/21/22 (a)	114,000	116,221
3.13%, 11/07/49 (a)	58,000	60,318
3.75%, 09/12/46 (a)	19,000	21,577
4.13%, 05/11/35 (a)	25,000	29,441
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	13,000	13,553
3.20%, 09/23/26 (a)	12,000	12,958
Simon Property Group LP
3.38%, 06/15/27 (a)	36,000	39,303
South Jersey Industries Inc.
5.02%, 04/15/31 (a)	169,000	184,242
Southern California Edison Co.
2.40%, 02/01/22 (a)	99,000	99,318
4.00%, 04/01/47 (a)	112,000	119,813
4.20%, 03/01/29 (a)	82,000	92,198
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	60,000	66,607
4.40%, 05/30/47 (a)	9,000	10,594
Southern Copper Corp.
5.88%, 04/23/45 (a)	64,000	86,466
Southwest Airlines Co.
2.63%, 02/10/30 (a)	94,000	95,371
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	41,000	43,157
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	10,000	10,835
4.50%, 03/15/45 (a)	9,000	10,522
Spirit Realty LP
4.00%, 07/15/29 (a)	71,000	78,658
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (a)(b)(g)	247,000	245,743
Starbucks Corp.
4.00%, 11/15/28 (a)	26,000	29,573
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	200,000	204,388
Stryker Corp.
1.95%, 06/15/30 (a)	127,000	125,378
2.90%, 06/15/50 (a)	57,000	56,864
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(g)	466,000	503,480
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (g)	484,000	482,882
Suncor Energy Inc.
4.00%, 11/15/47 (a)	10,000	11,094
Suzano Austria GmbH
6.00%, 01/15/29 (a)	244,000	286,478

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	$250,000	$249,030
Sysco Corp.
3.25%, 07/15/27 (a)	30,000	32,426
5.95%, 04/01/30 (a)	12,000	15,273
6.60%, 04/01/50 (a)	15,000	23,643
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	196,934
3.03%, 07/09/40 (a)	200,000	202,506
3.18%, 07/09/50 (a)	200,000	203,154
3.38%, 07/09/60 (a)	200,000	210,234
Tampa Electric Co.
2.40%, 03/15/31 (a)	118,000	119,967
3.45%, 03/15/51	86,000	92,791
4.35%, 05/15/44 (a)	79,000	95,285
Tapestry Inc.
4.13%, 07/15/27 (a)	39,000	42,667
4.25%, 04/01/25 (a)	467,000	505,429
Target Corp.
2.50%, 04/15/26 (a)	35,000	37,368
Teck Resources Ltd.
3.90%, 07/15/30 (a)	233,000	253,059
5.40%, 02/01/43 (a)	34,000	41,739
Texas Instruments Inc.
3.88%, 03/15/39 (a)	46,000	54,240
The Allstate Corp.
4.20%, 12/15/46 (a)	23,000	28,165
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	121,000	130,657
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	61,000	66,174
The Boeing Co.
2.20%, 02/04/26 (a)	273,000	275,168
2.70%, 02/01/27 (a)	154,000	159,536
2.95%, 02/01/30 (a)	37,000	37,696
3.25%, 03/01/28 (a)	9,000	9,417
3.55%, 03/01/38 (a)	8,000	8,109
3.75%, 02/01/50 (a)	33,000	33,457
5.04%, 05/01/27 (a)	224,000	257,461
5.15%, 05/01/30 (a)	126,000	147,934
5.81%, 05/01/50 (a)	78,000	104,259
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (b)	156,000	160,167
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	152,000	176,475
The Clorox Co.
1.80%, 05/15/30 (a)	87,000	84,965
The Coca-Cola Co.
2.60%, 06/01/50 (a)	64,000	61,281
2.75%, 06/01/60 (a)	49,000	47,368
The Dow Chemical Co.
2.10%, 11/15/30 (a)	47,000	46,556
3.60%, 11/15/50 (a)	47,000	49,966
4.25%, 10/01/34 (a)	31,000	35,577
	Principal Amount	Fair Value
5.55%, 11/30/48 (a)	$32,000	$43,919
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	45,000	46,709
The George Washington University
4.13%, 09/15/48	100,000	121,965
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	232,000	250,483
3.85%, 01/26/27 (a)	272,000	298,836
4.25%, 10/21/25 (a)	5,000	5,540
5.15%, 05/22/45 (a)	32,000	41,902
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	115,000	114,662
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	146,000	140,655
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	63,000	62,407
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	122,000	123,981
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	49,000	48,432
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	76,000	78,575
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	32,000	35,387
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	36,000	41,366
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	55,000	62,221
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	134,000	139,974
The Hartford Financial Services Group Inc. (2.25% fixed rate until 11/01/21; 2.13% + 3 month USD LIBOR thereafter)
2.25%, 02/12/67 (a)(b)(g)	80,000	76,867
The Home Depot Inc.
2.70%, 04/15/30 (a)	36,000	38,096

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.35%, 04/15/50 (a)	$62,000	$67,088
3.50%, 09/15/56 (a)	39,000	43,544
3.90%, 12/06/28 - 06/15/47 (a)	58,000	67,125
4.50%, 12/06/48 (a)	25,000	32,115
The Kroger Co.
2.20%, 05/01/30 (a)	55,000	55,190
2.95%, 11/01/21 (a)	142,000	142,280
4.65%, 01/15/48 (a)	20,000	24,562
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	85,000	91,225
The Southern Co.
3.25%, 07/01/26 (a)	16,000	17,222
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	49,000	53,744
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	83,000	79,063
The Walt Disney Co.
2.65%, 01/13/31 (a)	94,000	98,249
3.38%, 11/15/26 (a)	11,000	12,062
3.60%, 01/13/51 (a)	59,000	65,938
4.75%, 11/15/46 (a)	9,000	11,696
6.65%, 11/15/37 (a)	62,000	92,371
The Williams Companies Inc.
3.75%, 06/15/27 (a)	11,000	12,127
4.85%, 03/01/48 (a)	30,000	36,668
4.90%, 01/15/45 (a)	72,000	86,427
5.40%, 03/04/44 (a)	9,000	11,361
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	70,000	69,803
4.13%, 03/25/25 (a)	3,000	3,302
4.50%, 03/25/30 (a)	20,000	23,637
Time Warner Cable LLC
6.55%, 05/01/37 (a)	27,000	36,503
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	112,000	120,569
3.75%, 04/15/27 (a)	142,000	156,450
3.88%, 04/15/30 (a)	37,000	40,878
4.50%, 04/15/50 (a)	18,000	21,024
Total Capital International S.A.
3.46%, 02/19/29 (a)	66,000	73,004
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	59,000	63,390
3.80%, 03/21/29 (a)	16,000	17,879
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	83,000	94,511
4.88%, 01/15/26 (a)	17,000	19,409
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	176,000	189,848
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	36,000	40,202
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	242,000	256,871
TSMC Global Ltd.
0.75%, 09/28/25 (a)(g)	204,000	199,392
	Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	$11,000	$13,089
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	35,000	38,336
Tyson Foods Inc.
4.00%, 03/01/26 (a)	151,000	167,882
4.55%, 06/02/47 (a)	11,000	13,463
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(g)	284,000	289,904
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(g)	259,000	275,211
UDR Inc.
2.10%, 08/01/32 (a)	80,000	76,993
3.00%, 08/15/31 (a)	49,000	51,303
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(g)	360,000	365,497
Union Pacific Corp.
3.55%, 05/20/61	72,000	77,891
3.60%, 09/15/37 (a)	12,000	13,347
3.80%, 04/06/71 (a)(g)	36,000	40,547
4.10%, 09/15/67 (a)	25,000	29,520
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	101,000	101,302
4.45%, 12/15/48 (a)	60,000	76,006
4.75%, 07/15/45 (a)	17,000	22,268
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	10,000	11,014
Vale S.A.
5.63%, 09/11/42 (a)	29,000	35,643
Valero Energy Corp.
2.85%, 04/15/25 (a)	87,000	91,626
4.00%, 04/01/29 (a)	79,000	86,910
Ventas Realty LP
3.25%, 10/15/26 (a)	45,000	48,189
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	57,000	59,201
Verizon Communications Inc.
2.10%, 03/22/28 (a)	126,000	127,916
2.36%, 03/15/32 (g)	169,000	167,322
2.55%, 03/21/31 (a)	118,000	119,712
3.00%, 03/22/27 (a)	223,000	239,348
3.40%, 03/22/41 (a)	86,000	89,741
3.55%, 03/22/51 (a)	62,000	65,280
3.70%, 03/22/61 (a)	81,000	85,623
4.40%, 11/01/34 (a)	65,000	76,978
4.52%, 09/15/48 (a)	35,000	42,842
4.67%, 03/15/55 (a)	35,000	43,934
4.86%, 08/21/46 (a)	142,000	180,800
5.25%, 03/16/37 (a)	27,000	35,007
ViacomCBS Inc.
2.90%, 01/15/27 (a)	27,000	28,658
3.70%, 06/01/28 (a)	26,000	28,783
5.25%, 04/01/44 (a)	8,000	10,042
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	68,000	79,585
Visa Inc.
2.00%, 08/15/50 (a)	46,000	39,778
2.05%, 04/15/30 (a)	59,000	59,993

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
2.70%, 04/15/40 (a)	$64,000	$65,214
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	221,000	232,039
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	375,674
VMware Inc.
2.20%, 08/15/31 (a)	86,000	84,190
Vodafone Group PLC
4.38%, 05/30/28 (a)	35,000	40,205
5.25%, 05/30/48 (a)	25,000	32,392
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	232,000	229,648
Vontier Corp.
2.40%, 04/01/28 (a)(g)	164,000	162,221
2.95%, 04/01/31 (a)(g)	127,000	126,361
Vornado Realty LP
2.15%, 06/01/26 (a)	148,000	150,443
3.40%, 06/01/31 (a)	54,000	55,893
3.50%, 01/15/25 (a)	31,000	32,985
Vulcan Materials Co.
3.90%, 04/01/27 (a)	11,000	12,329
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	6,000	6,665
Walmart Inc.
1.80%, 09/22/31	80,000	79,262
2.50%, 09/22/41	80,000	79,714
2.65%, 09/22/51	40,000	39,816
Waste Connections Inc.
2.20%, 01/15/32	110,000	108,473
2.95%, 01/15/52	110,000	107,693
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	46,000	49,766
Wells Fargo & Co.
4.15%, 01/24/29 (a)	107,000	121,471
4.75%, 12/07/46 (a)	108,000	135,099
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	143,000	147,653
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	524,000	540,448
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	130,000	133,805
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	294,000	315,694
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	83,000	92,782
Westlake Chemical Corp.
2.88%, 08/15/41	45,000	42,925
3.13%, 08/15/51	51,000	48,102
3.38%, 08/15/61	74,000	69,559
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	101,000	104,582
	Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	$71,000	$77,124
Willis North America Inc.
3.60%, 05/15/24 (a)	58,000	61,848
3.88%, 09/15/49 (a)	64,000	71,037
WPP Finance 2010
3.75%, 09/19/24 (a)	38,000	41,235
WRKCo Inc.
3.00%, 09/15/24 (a)	44,000	46,581
Xcel Energy Inc.
3.40%, 06/01/30 (a)	77,000	84,126
Yamana Gold Inc.
2.63%, 08/15/31 (g)	128,000	124,745
Zoetis Inc.
3.00%, 09/12/27 (a)	11,000	11,837
3.90%, 08/20/28 (a)	36,000	40,462
		82,290,522
Non-Agency Collateralized Mortgage Obligations - 5.8%
BANK 2017-BNK7
3.18%, 09/15/60	2,398,000	2,578,611
BANK 2018-BNK15
4.41%, 11/15/61 (b)	1,001,000	1,158,562
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.83%, 11/15/35 (b)(g)	110,016	110,049
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	460,000	491,470
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	839,000	889,035
Citigroup Commercial Mortgage Trust 2015-GC35
4.61%, 11/10/48 (b)	482,000	469,677
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (b)	336,823	364,780
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (g)	191,000	188,480
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(g)	170,000	180,783
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (b)	240,000	257,737
GS Mortgage Securities Trust 2012-GCJ9
2.08%, 11/10/45 (b)(d)	668,840	8,405
GS Mortgage Securities Trust 2014-GC22
4.85%, 06/10/47 (b)	285,000	296,750
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (b)	380,000	335,080
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (b)	291,000	325,436
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	1,523,000	1,587,105
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	743,000	793,955

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Impac CMB Trust 2004-5 (0.80% fixed rate until 10/25/21; 0.72% + 1 month USD LIBOR thereafter)
0.81%, 10/25/34 (b)	$22,652	$22,288
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.54%, 12/15/47 (b)(d)	463,140	5,521
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (b)	125,000	130,761
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (b)	250,000	206,893
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	1,541	16
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26%, 02/15/46 (b)	399,000	386,611
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01%, 03/15/48 (b)(d)	3,268,205	76,900
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (b)(g)	955,000	967,376
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	955,000	893,469
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%, 02/15/48 (b)(d)	2,522,075	84,901
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	235,000	250,532
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	533,000	570,503
		13,631,686
Sovereign Bonds - 1.0%
Government of Chile
2.55%, 01/27/32 (a)	290,000	287,929
3.86%, 06/21/47 (a)	200,000	215,050
Government of Mexico
4.00%, 10/02/23 (a)	16,000	17,104
4.75%, 03/08/44 (a)	200,000	213,638
Government of Panama
3.16%, 01/23/30 (a)	200,000	206,170
3.87%, 07/23/60 (a)	200,000	195,550
Government of Peru
1.86%, 12/01/32 (a)	140,000	127,760
	Principal Amount	Fair Value
2.78%, 12/01/60 (a)	$230,000	$194,477
5.63%, 11/18/50 (a)	105,000	142,754
Government of Philippines
3.95%, 01/20/40 (a)	200,000	218,314
Government of Qatar
4.82%, 03/14/49 (a)(g)	258,000	332,051
Government of Uruguay
5.10%, 06/18/50 (a)	105,744	134,720
		2,285,517
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	135,000	190,920
Board of Regents of the University of Texas System
3.35%, 08/15/47	115,000	131,914
Port Authority of New York & New Jersey
4.46%, 10/01/62	220,000	296,228
State of California
4.60%, 04/01/38	200,000	231,806
State of Illinois
5.10%, 06/01/33	95,000	110,727
		961,595
Total Bonds and Notes (Cost $218,330,482)		224,737,538

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $186,475) (b)	7,459	204,004
Total Investments in Securities (Cost $218,516,957)		224,941,542
Short-Term Investments - 15.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $36,497,249)	36,497,249	36,497,249
Total Investments (Cost $255,014,206)		261,438,791
Liabilities in Excess of Other Assets, net - (11.3)%		(26,598,163)
NET ASSETS - 100.0%		$234,840,628

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$5,049	5.00%/ Quarterly	06/20/26	$468,485	$490,660	$(22,175)

See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)

The Fund had the following long futures contracts open at September 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2021	25	$4,085,628	$3,980,469	$(105,159)
Ultra Long-Term U.S. Treasury Bond Futures	December 2021	31	6,149,903	5,922,938	(226,965)
2 Yr. U.S. Treasury Notes Futures	December 2021	109	24,001,419	23,985,961	(15,458)
5 Yr. U.S. Treasury Notes Futures	December 2021	118	14,496,508	14,483,578	(12,930)
					$(360,512)

The Fund had the following short futures contracts open at September 30, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	December 2021	43	$(6,368,626)	$(6,245,751)	$122,875
10 Yr. U.S. Treasury Notes Futures	December 2021	60	(7,995,942)	(7,896,562)	99,380
					$222,255
					$(138,257)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to $15,953,335 or 6.79% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.
**	Amount is less than $0.50.

See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Preferred Stock	$204,004	$—	$—	$204,004
U.S. Treasuries	—	59,781,538	—	59,781,538
Agency Mortgage Backed	—	62,022,725	—	62,022,725
Agency Collateralized Mortgage Obligations	—	1,653,368	—	1,653,368
Asset Backed	—	2,110,587	—	2,110,587
Corporate Notes	—	82,290,522	—	82,290,522
Non-Agency Collateralized Mortgage Obligations	—	13,631,686	—	13,631,686
Sovereign Bonds	—	2,285,517	—	2,285,517
Municipal Bonds and Notes	—	961,595	—	961,595
Short-Term Investments	36,497,249	—	—	36,497,249
Total Investments in Securities	$36,701,253	$224,737,538	$—	$261,438,791
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(22,175)	—	(22,175)
Long Futures Contracts - Unrealized Depreciation	(360,512)	—	—	(360,512)
Short Futures Contracts - Unrealized Appreciation	222,255	—	—	222,255
Total Other Financial Instruments	$(138,257)	$(22,175)	$—	$(160,432)

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	30,523,302	$30,523,302	$97,688,106	$91,714,159	$—	$—	36,497,249	$36,497,249	$5,820
See Notes to Schedule of Investments.
Elfun Income Fund	17

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows: Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s Schedule of Investments.
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Elfun Income Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2021, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended September 30, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with
19

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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